Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance For Doubtful Accounts And Other Customer Financing Activity [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Valuation Allowances And Reserves Charged To Cost And Expense	$ 88	$ 58	$ 145
Valuation Allowances And Reserves Doubtful Accounts Written Off Net	(38)	(47)	(80)
Valuation Allowances And Reserves Charged To Other Accounts	(42)	(14)
Valuation Allowances and Reserves, Balance, Ending Balance	456	448	451	386
Valuation Allowance Of Deferred Tax Assets [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Valuation Allowances And Reserves Charged To Other Accounts	(37)	(38)	32
Valuation Allowances And Reserves Charged To Income Tax Expense	130	93	186
Valuation Allowances And Reserves Reserves Of Businesses Acquired		(3)	3
Valuation Allowances And Reserves Credited To Income Tax Expense	(27)	(44)	(16)
Valuation Allowances and Reserves, Balance, Ending Balance	$ 977	$ 911	$ 903	$ 698